Stock-Based Compensation - Schedule of Share-based Compensation, Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Outstanding at the beginning of the Period (in shares)	169,300	312,200	398,200
Exchanged (in shares)	1,351,168
Expired (in shares)	(62,871)	(10,000)	(86,000)
Exercised (in shares)	(1,185,745)	(132,900)	0
Outstanding at the end of the Period (in shares)	271,852	169,300	312,200	398,200
Range of Exercise Price
Lower end of exercise price	$ 3.94	$ 2.44	$ 2.44	$ 2.44
Upper end of exercise price	15.60	16.27	16.27	16.27
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	9.94	6.94	7.88
Exchanged (in dollars per share)	10.12
Expired (in dollars per share)	4.63	11.30	11.30
Exercised (in dollars per share)	10.45	2.89
Outstanding at the end of the period (in dollars per share)	$ 9.63	$ 9.94	$ 6.94	$ 7.88
Weighted- Average Remaining Contractual Life
Weighted- Average Remaining Contractual Life (in years)	1 year 14 days	10 months 9 days	3 years 5 months 19 days	4 years 6 months 14 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 6.4	$ 1.2	$ 1.3	$ 0.2
Exchanged
Range of Exercise Price
Lower end of exercise price	$ 6.87
Upper end of exercise price	15.60
Expired
Range of Exercise Price
Lower end of exercise price	2.44
Upper end of exercise price	12.29	$ 11.30	$ 11.30
Exercised
Range of Exercise Price
Lower end of exercise price	6.87	2.44
Upper end of exercise price	$ 16.27	$ 3.94